Share-based Compensation - Summary of Performance Share Units (Detail) - Long Term Incentive Plans [Member] - Performance Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2015	1,323,294
Shares, Granted	225,831
Shares, Vested	717,146
Shares, Forfeited	56,655
Shares, Outstanding at December 31, 2015	775,324	1,323,294
Weighted average grant date fair value, Outstanding at January 1, 2015	$ 33.09
Weighted average grant date fair value, Granted	75.28	$ 62.29	$ 39.59
Weighted average grant date fair value, Vested	28.41
Weighted average grant date fair value, Forfeited	33.36
Weighted average grant date fair value, Outstanding at December 31, 2015	$ 49.68	$ 33.09
Market Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2015	1,951,049
Shares, Granted	21,720
Shares, Forfeited	67,500
Shares, Outstanding at December 31, 2015	1,905,269	1,951,049
Weighted average grant date fair value, Outstanding at January 1, 2015	$ 23.27
Weighted average grant date fair value, Granted	64.28	$ 39.29	$ 17.54
Weighted average grant date fair value, Forfeited	15.25
Weighted average grant date fair value, Outstanding at December 31, 2015	$ 26.85	$ 23.27